Trade and Other Receivables - Gross and net amounts (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 554,886,639	$ 511,455,330
Trade receivables, Current	481,442,020	456,552,682
Accounts receivable from finance leases, Current	4,072,738	11,121,878
Other receivables, Current	69,371,881	43,780,770
Trade and other receivables, Non-current	445,016,566	313,574,385
Trade receivables, Non-current	377,047,284	191,966,929
Accounts receivable from finance leases, Non-current	62,602,528	117,873,340
Other receivables, Non-current	5,366,754	3,734,116
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	619,626,310	566,919,977
Trade receivables, Current	531,179,316	500,040,783
Accounts receivable from finance leases, Current	8,556,146	13,158,795
Other receivables, Current	79,890,848	53,720,399
Trade and other receivables, Non-current	445,129,898	313,574,385
Trade receivables, Non-current	377,160,616	191,966,929
Accounts receivable from finance leases, Non-current	62,602,528	117,873,340
Other receivables, Non-current	$ 5,366,754	$ 3,734,116